Stockholders' Deficit (Details Narrative) (10K) - USD ($)																																																																																																																																																													3 Months Ended					6 Months Ended	9 Months Ended		12 Months Ended
	Jul. 31, 2018	Jun. 23, 2018	Jun. 21, 2018	Jun. 20, 2018	Jun. 15, 2018	Jun. 08, 2018	Jun. 07, 2018	May 18, 2018	May 15, 2018	May 14, 2018	Apr. 30, 2018	Apr. 26, 2018	Apr. 18, 2018	Apr. 14, 2018	Apr. 12, 2018	Apr. 11, 2018	Apr. 05, 2018	Apr. 03, 2018	Apr. 02, 2018	Mar. 26, 2018	Mar. 21, 2018	Mar. 16, 2018	Mar. 14, 2018	Mar. 11, 2018	Mar. 08, 2018	Mar. 05, 2018	Mar. 04, 2018	Feb. 28, 2018	Feb. 23, 2018	Feb. 21, 2018	Feb. 15, 2018	Feb. 13, 2018	Feb. 04, 2018	Feb. 02, 2018	Jan. 31, 2018	Jan. 30, 2018	Jan. 26, 2018	Jan. 12, 2018	Jan. 09, 2018	Jan. 04, 2018	Jan. 03, 2018	Jan. 02, 2018	Dec. 29, 2017	Dec. 22, 2017	Dec. 21, 2017	Dec. 19, 2017	Dec. 18, 2017	Dec. 15, 2017	Dec. 11, 2017	Dec. 08, 2017	Dec. 06, 2017	Dec. 01, 2017	Nov. 27, 2017	Nov. 26, 2017	Nov. 17, 2017	Nov. 15, 2017	Nov. 13, 2017	Nov. 08, 2017	Nov. 06, 2017	Nov. 02, 2017	Oct. 30, 2017	Oct. 27, 2017	Oct. 24, 2017	Oct. 23, 2017	Oct. 19, 2017	Oct. 18, 2017	Oct. 16, 2017	Oct. 11, 2017	Oct. 10, 2017	Oct. 09, 2017	Oct. 05, 2017	Oct. 04, 2017	Oct. 02, 2017	Sep. 26, 2017	Sep. 25, 2017	Sep. 18, 2017	Sep. 14, 2017	Sep. 08, 2017	Sep. 06, 2017	Sep. 03, 2017	Aug. 29, 2017	Aug. 25, 2017	Aug. 22, 2017	Aug. 17, 2017	Aug. 16, 2017	Aug. 02, 2017	Aug. 01, 2017	Jul. 28, 2017	Jul. 25, 2017	Jul. 25, 2017	Jul. 20, 2017	Jul. 17, 2017	Jul. 13, 2017	Jul. 05, 2017	Jun. 29, 2017	Jun. 28, 2017	Jun. 26, 2017	Jun. 23, 2017	Jun. 21, 2017	Jun. 16, 2017	Jun. 06, 2017	May 30, 2017	May 24, 2017	May 22, 2017	May 18, 2017	May 16, 2017	May 12, 2017	May 10, 2017	May 08, 2017	May 05, 2017	May 02, 2017	Apr. 24, 2017	Apr. 20, 2017	Apr. 14, 2017	Mar. 02, 2017	Feb. 21, 2017	Feb. 02, 2017	Jan. 31, 2017	Jan. 25, 2017	Jan. 20, 2017	Jan. 19, 2017	Jan. 11, 2017	Jan. 10, 2017	Dec. 23, 2016	Dec. 16, 2016	Dec. 15, 2016	Dec. 12, 2016	Dec. 09, 2016	Dec. 08, 2016	Dec. 02, 2016	Nov. 21, 2016	Nov. 09, 2016	Oct. 27, 2016	Oct. 21, 2016	Oct. 19, 2016	Oct. 14, 2016	Oct. 07, 2016	Oct. 06, 2016	Oct. 04, 2016	Sep. 30, 2016	Sep. 28, 2016	Sep. 21, 2016	Aug. 25, 2016	Aug. 23, 2016	Aug. 18, 2016	Aug. 08, 2016	Jul. 14, 2016	Apr. 22, 2016	Apr. 14, 2016	Apr. 01, 2016	Jan. 31, 2016	Jan. 04, 2016	Dec. 30, 2015	Nov. 01, 2015	Oct. 01, 2015	May 07, 2015	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Jan. 31, 2017	Mar. 31, 2019	Mar. 31, 2018	Sep. 26, 2018	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016	Sep. 21, 2018	Aug. 29, 2018	Jan. 23, 2018	Jul. 31, 2017	Feb. 13, 2017	Aug. 03, 2016	Jul. 08, 2016	Jun. 16, 2015	Dec. 09, 2014
Reverse stock split																																																																																																																	one-for-two hundred and fifty (1:250)
Common stock, par value																																																																																																																	$ 0.001																																												$ 0.001						$ 0.001			$ 0.001	$ 0.001
Common stock, shares authorized																																																																																																																	100,000,000																																												4,000,000,000						4,000,000,000			400,000,000	400,000,000		400,000,000
Preferred stock, shares authorized																																																																																																																	1,500,005																																												1,500,005						1,500,005			1,500,005	1,500,005
Preferred stock, par value																																																																																																																	$ 0.01																																												$ 0.01						$ 0.01			$ 0.01	$ 0.01
Preferred stock voting rights description																																																																																																																																																																			Each holder of outstanding shares of Series B Preferred Stock is entitled to voting power equivalent to the number of votes equal to the total number of shares of common stock outstanding as of the record date for the determination of stockholders entitled to vote at each meeting of stockholders of the Company and entitled to vote on all matters submitted or required to be submitted to a vote of the stockholders of the Company.			Each holder of outstanding shares of Series A Preferred Stock is entitled to voting power equivalent to two shares of Common stock for each share of Series A Preferred Stock held and entitled to vote on all matters, except election or removal of directors of the Company, submitted to a vote of the stockholders of the Company.
Consulting expenses																																																																																																																																																																						$ 70,000
Number of common shares issued for services																																																																																																																																																																						500,000
Number of common shares issued for services, value																																																																																																																																																													$ 100,000	$ 69,000		$ 139,926	$ 39,844					$ 130,000	$ 459,944
Loss on settlement of debt																																																																																																																																																													38,726			$ 240,301			$ 1,204,242	$ 156,574		251,392
Share issued price per share																																											$ 0.14																																																																								$ 3.00
Accounts payable																																																																																																																																																													$ 854,954						$ 854,954			1,157,369	483,513						$ 50,000
Shares issued for conversion of convertible debt																																																																																																																			16,667																																										70,336,685	63,842,216	129,142,548
Shares issued for conversion of convertible debt, value																																																																																																																			$ 50,000																																										$ 583,331	$ 1,095,100	$ 1,413,317
Preparation for certain marketing materials																																											$ 9,772
Number of restricted shares issued																																											500,000
Bonus percentage																																											6.00%
Debt conversion per share																																																																																																																																																													$ 0.0084	$ 0.02					$ 0.0084
Number of options granted																																																																																																																																																																			572,000
Number of shares vested																																																																																																																																																					95,333
Stock option expire date																																																																																																																																																					Apr. 14, 2021
Share based compensation arrangement by share based payment award options grant date fair value																																																																																																																																																					$ 3,924,880
Stock based expenses																																																																																																																																																																						$ 516,148	1,686,444
Number of warrants outstanding																																																																																																																																																																						12,000
Fair value of warrants																																																																																																																																																																							23,495
First Anniversary [Member]
Number of shares vested																																																																																																																		95,333
Stock option expire date																																																																																																																		Apr. 14, 2021
Second Anniversary [Member]
Number of shares vested														95,333
Stock option expire date														Apr. 14, 2021
Lender [Member]
Number of common shares reserved for future issuance																																																																																																																																																													1,251,210,391						1,251,210,391			165,657,321
Maximum [Member]
Common stock, shares authorized																																																																																																																																																																									4,000,000,000		400,000,000
Consulting fee																																											$ 71,250
Number of restricted shares issued																																											750,000
Shares Issued One [Member]
Shares issued for conversion of convertible debt																																																																																														49,946																																																			17,156
Debt principal balance																																																																																														$ 26,000																																																			$ 32,500
Debt interest amount																																																																																														$ 1,121																																																			$ 2,885
Debt conversion per share																																																																																														$ 0.54																																																			$ 2.06
Shares Issued Two [Member]
Shares issued for conversion of convertible debt																																																																																													67,694																																																		18,710
Debt principal balance																																																																																													$ 42,500																																																		$ 54,375
Debt conversion per share																																																																																													$ 0.63																																																		$ 2.91
Shares Issued Three [Member]
Shares issued for conversion of convertible debt																																																																																												41,623																																																		9,151
Debt principal balance																																																																																												$ 16,000																																																		$ 25,000
Debt interest amount																																																																																												$ 732
Debt conversion per share																																																																																												$ 0.40																																																		$ 2.73
Shares Issued Four [Member]
Shares issued for conversion of convertible debt																																																																																											101,738																																																		7,321
Debt principal balance																																																																																											$ 28,000																																																		$ 20,000
Debt interest amount																																																																																											$ 1,300
Debt conversion per share																																																																																											$ 0.29																																																		$ 2.73
Shares Issued Five [Member]
Shares issued for conversion of convertible debt																																																																																								93,365																																																				9,654
Debt principal balance																																																																																								$ 22,500																																																				$ 17,500
Debt interest amount																																																																																								$ 1,593																																																				$ 1,350
Debt conversion per share																																																																																								$ 0.26																																																				$ 1.95
Shares Issued Six [Member]
Shares issued for conversion of convertible debt																																																																																						70,897																																																					9,849
Debt principal balance																																																																																						$ 20,000																																																					$ 25,000
Debt conversion per share																																																																																						$ 0.28																																																					$ 2.54
Shares Issued Seven [Member]
Shares issued for conversion of convertible debt																																																																																						124,921																																																				608
Debt principal balance																																																																																						$ 25,000																																																				$ 1,000
Debt interest amount																																																																																						$ 1,233																																																				$ 79
Debt conversion per share																																																																																						$ 0.21																																																				$ 1.77
Shares Issued Eight [Member]
Shares issued for conversion of convertible debt																																																																																					112,441																																																				10,576
Debt principal balance																																																																																					$ 25,000																																																				$ 25,000
Debt interest amount																																																																																					$ 1,311
Debt conversion per share																																																																																					$ 0.23																																																				$ 2.36
Shares Issued Nine [Member]
Shares issued for conversion of convertible debt																																																																																				66,171																																																					643
Debt principal balance																																																																																				$ 20,000																																																					$ 1,000
Debt interest amount																																																																																																																																									$ 79
Debt conversion per share																																																																																				$ 0.30																																																					$ 1.68
Shares Issued Ten [Member]
Shares issued for conversion of convertible debt																																																																																			84,812																																																					10,576
Debt principal balance																																																																																			$ 20,000																																																					$ 25,000
Debt interest amount																																																																																			$ 1,500
Debt conversion per share																																																																																			$ 0.25																																																					$ 2.36
Shares Issued Eleven [Member]
Shares issued for conversion of convertible debt																																																																																		112,654																																																					12,288
Debt principal balance																																																																																		$ 25,000																																																					$ 25,000
Debt interest amount																																																																																		$ 1,361
Debt conversion per share																																																																																		$ 0.23																																																					$ 2.03
Shares Issued Twelve [Member]
Shares issued for conversion of convertible debt																																																																																	81,926																																																					25,806
Debt principal balance																																																																																	$ 20,000																																																					$ 50,000
Debt conversion per share																																																																																	$ 0.24																																																					$ 1.94
Shares Issued Thirteen [Member]
Shares issued for conversion of convertible debt																																																																																106,390																																																				26,227
Debt principal balance																																																																																$ 20,000																																																				$ 54,375
Debt interest amount																																																																																$ 1,661
Debt conversion per share																																																																																$ 0.20																																																				$ 2.07
Shares Issued Fourteen [Member]
Shares issued for conversion of convertible debt																																																																															71,042																																																				24,576
Debt principal balance																																																																															$ 12,500																																																				$ 50,000
Debt interest amount																																																																															$ 714
Debt conversion per share																																																																															$ 0.19																																																				$ 2.03
Shares Issued Fifteen [Member]
Shares issued for conversion of convertible debt																																																																														83,247																																																				13,301
Debt principal balance																																																																														$ 20,000																																																				$ 25,000
Debt conversion per share																																																																														$ 0.24																																																				$ 1.88
Shares Issued Sixteen [Member]
Shares issued for conversion of convertible debt																																																																													103,000																																																				19,257
Debt principal balance																																																																													$ 15,000																																																				$ 25,000
Debt interest amount																																																																													$ 450
Debt conversion per share																																																																													$ 0.15																																																				$ 1.30
Shares Issued Seventeen [Member]
Shares issued for conversion of convertible debt																																																																													138,878																																																				37,656
Debt principal balance																																																																													$ 20,000																																																				$ 36,500
Debt interest amount																																																																													$ 1,665																																																				$ 3,368
Debt conversion per share																																																																													$ 0.16																																																				$ 1.06
Shares Issued Eighteen [Member]
Shares issued for conversion of convertible debt																																																																												107,527																																																				1,032
Debt principal balance																																																																												$ 20,000																																																				$ 1,000
Debt interest amount																																																																																																																																$ 93
Debt conversion per share																																																																												$ 0.19																																																				$ 1.06
Shares Issued Nineteen [Member]
Shares issued for conversion of convertible debt																																																																											149,630																																																			26,959
Debt principal balance																																																																											$ 20,000																																																			$ 35,000
Debt interest amount																																																																											$ 649
Debt conversion per share																																																																											$ 0.14																																																			$ 1.30
Shares Issued Twenty [Member]
Shares issued for conversion of convertible debt																																																																										168,303																																																			20,666
Debt principal balance																																																																										$ 30,000																																																			$ 20,000
Debt interest amount																																																																																																																													$ 1,881
Debt conversion per share																																																																										$ 0.18																																																			$ 1.06
Shares Issued Twenty One [Member]
Shares issued for conversion of convertible debt																																																																																																																												15,405																																									145,257
Debt principal balance																																																																																																																												$ 20,000																																									$ 20,000
Debt interest amount																																																																																																																																																																					$ 1,716
Debt conversion per share																																																																										$ 0.15																																																		$ 1.30
Shares Issued Twenty Two [Member]
Shares issued for conversion of convertible debt																																																																									187,319																																																		15,526
Debt principal balance																																																																									$ 25,000																																																		$ 16,500
Debt interest amount																																																																									$ 850																																																		$ 1,645
Debt conversion per share																																																																									$ 0.14																																																		$ 1.17
Shares Issued Twenty Three [Member]
Shares issued for conversion of convertible debt																																																																								224,404																																																		86,907
Debt principal balance																																																																								$ 40,000																																																		$ 136,400
Debt conversion per share																																																																								$ 0.18																																																		$ 1.57
Shares Issued Twenty Four [Member]
Shares issued for conversion of convertible debt																																																																							145,257																																																		34,406
Debt principal balance																																																																							$ 20,000																																																		$ 36,500
Debt interest amount																																																																							$ 1,716																																																		$ 3,712
Debt conversion per share																																																																							$ 0.15																																																		$ 1.17
Shares Issued Twenty Five [Member]
Shares issued for conversion of convertible debt																																																																						215,651																																																		20,070
Debt principal balance																																																																						$ 30,000																																																		$ 31,500
Debt interest amount																																																																						$ 1,067
Debt conversion per share																																																																																																																								$ 1.57
Shares Issued Twenty Six [Member]
Shares issued for conversion of convertible debt																																																																					241,835																																																		31,893
Debt principal balance																																																																					$ 45,000																																																		$ 55,000
Debt conversion per share																																																																					$ 0.19																																																		$ 1.72
Shares Issued Twenty Seven [Member]
Shares issued for conversion of convertible debt																																																																				139,762																																																39,500
Debt principal balance																																																																				$ 20,000																																																$ 75,000
Debt interest amount																																																																				$ 1,812
Debt conversion per share																																																																				$ 0.16																																																$ 1.90
Shares Issued Twenty Eight [Member]
Shares issued for conversion of convertible debt																																																																			134,363																																													32,259
Debt principal balance																																																																			$ 20,000																																													$ 25,000
Debt interest amount																																																																			$ 1,834
Debt conversion per share																																																																			$ 0.16																																													$ 0.78
Shares Issued Twenty Nine [Member]
Shares issued for conversion of convertible debt																																																																		196,507																																													11,558
Debt principal balance																																																																		$ 25,000																																													$ 10,000
Debt interest amount																																																																		$ 939																																													$ 402
Debt conversion per share																																																																		$ 0.13																																													$ 0.90
Shares Issued Thirty [Member]
Shares issued for conversion of convertible debt																																																																	193,549																																													25,015
Debt principal balance																																																																	$ 30,000																																													$ 19,386
Debt conversion per share																																																																	$ 0.16																																													$ 0.78
Shares Issued Thirty One [Member]
Shares issued for conversion of convertible debt																																																																198,045																																														29,825
Debt principal balance																																																																$ 20,000																																														$ 23,114
Debt interest amount																																																																$ 1,884
Debt conversion per share																																																																$ 0.11																																														$ 0.78
Shares Issued Thirty Two [Member]
Shares issued for conversion of convertible debt																																																															202,006																																														17,958
Debt principal balance																																																															$ 21,000																																														$ 15,000
Debt interest amount																																																															$ 817																																														$ 623
Debt conversion per share																																																															$ 0.11																																														$ 0.87
Shares Issued Thirty Three [Member]
Shares issued for conversion of convertible debt																																																														159,958																																													18,288
Debt principal balance																																																														$ 15,000																																													$ 10,000
Debt interest amount																																																																																																											$ 424
Debt conversion per share																																																														$ 0.09																																													$ 0.57
Shares Issued Thirty Four [Member]
Shares issued for conversion of convertible debt																																																													144,475																																													36,608
Debt principal balance																																																													$ 8,750																																													$ 20,000
Debt interest amount																																																													$ 352																																													$ 867
Debt conversion per share																																																													$ 0.07																																													$ 0.57
Shares Issued Thirty Five [Member]
Shares issued for conversion of convertible debt																																																													300,851																																												57,725
Debt principal balance																																																													$ 20,000																																												$ 42,500
Debt interest amount																																																													$ 1,902
Debt conversion per share																																																													$ 0.07									$ 0.14																																			$ 0.74
Shares Issued Thirty Six [Member]
Shares issued for conversion of convertible debt																																																												155,426																																												36,655
Debt principal balance																																																												$ 5,000																																												$ 20,000
Debt interest amount																																																												$ 8,250																																												$ 893
Debt conversion per share																																																												$ 0.09																																												$ 0.57
Shares Issued Thirty Seven [Member]
Shares issued for conversion of convertible debt																																																											245,158																																												1,128
Number of common shares issued																																																																																																							45,838
Debt principal balance																																																											$ 12,750																																												$ 25,000
Debt interest amount																																																											$ 533																																												$ 1,128
Debt conversion per share																																																											$ 0.05																																												$ 0.57
Shares Issued Thirty Eight [Member]
Shares issued for conversion of convertible debt																																																											250,897																																											55,393
Debt principal balance																																																											$ 17,500																																											$ 42,500
Debt conversion per share																																																											$ 0.07																																											$ 0.77
Shares Issued Thirty Nine [Member]
Shares issued for conversion of convertible debt																																																										382,153																																											38,013
Debt principal balance																																																										$ 20,000																																											$ 25,000
Debt interest amount																																																										$ 2,356																																											$ 317
Debt conversion per share																																																										$ 0.06																																											$ 0.67
Shares Issued Forty [Member]
Shares issued for conversion of convertible debt																																																									215,247																																											33,830
Debt principal balance																																																									$ 11,000																																											$ 20,000
Debt interest amount																																																									$ 623																																											$ 298
Debt conversion per share																																																									$ 0.05																																											$ 0.60
Shares Issued Forty One [Member]
Shares issued for conversion of convertible debt																																																								383,641																																											55,901
Debt principal balance																																																								$ 20,000																																											$ 42,500
Debt interest amount																																																								$ 2,443
Debt conversion per share																																																								$ 0.06																																											$ 0.76
Shares Issued Forty Two [Member]
Shares issued for conversion of convertible debt																																																							215,054																																											42,352
Debt principal balance																																																							$ 15,000																																											$ 25,000
Debt interest amount																																																																																																		$ 411
Debt conversion per share																																																							$ 0.07																																											$ 0.60
Shares Issued Forty Three [Member]
Shares issued for conversion of convertible debt																																																						385,777																																												45,192
Debt principal balance																																																						$ 20,000																																												$ 27,500
Debt interest amount																																																						$ 2,568																																												$ 1,604
Debt conversion per share																																																						$ 0.06																																												$ 0.64
Shares Issued Forty Four [Member]
Shares issued for conversion of convertible debt																																																					392,510																																												55,901
Debt principal balance																																																					$ 20,000																																												$ 42,500
Debt interest amount																																																					$ 1,196
Debt conversion per share																																																					$ 0.05																																												$ 0.76
Shares Issued Forty Five [Member]
Shares issued for conversion of convertible debt																																																				372,799																																												50,878
Debt principal balance																																																				$ 20,000																																												$ 30,000
Debt interest amount																																																				$ 802																																												$ 527
Debt conversion per share																																																				$ 0.06																																												$ 0.60
Shares Issued Forty Six [Member]
Shares issued for conversion of convertible debt																																																			412,914
Debt principal balance																																																			$ 21,000
Debt interest amount																																																			$ 1,297
Debt conversion per share																																																			$ 0.05
Shares Issued Forty Seven [Member]
Shares issued for conversion of convertible debt																																																		198,000
Debt principal balance																																																		$ 9,900
Debt interest amount																																																		$ 792
Debt conversion per share																																																		$ 0.05
Shares Issued Forty Eight [Member]
Shares issued for conversion of convertible debt																																																		611,699
Debt principal balance																																																		$ 42,666
Debt conversion per share																																																		$ 0.07
Shares Issued Forty Nine [Member]
Shares issued for conversion of convertible debt																																																	198,122
Debt principal balance																																																	$ 9,900
Debt interest amount																																																	$ 799
Debt conversion per share																																																	$ 0.05
Shares Issued Fifty [Member]
Shares issued for conversion of convertible debt																																																	504,339
Debt principal balance																																																	$ 27,000
Debt interest amount																																																	$ 1,142
Debt conversion per share																																																	$ 0.06
Shares Issued Fifty One [Member]
Shares issued for conversion of convertible debt																																																	611,699
Debt principal balance																																																	$ 42,666
Debt conversion per share																																																	$ 0.07
Shares Issued Fifty Two [Member]
Shares issued for conversion of convertible debt																																																732,362
Debt principal balance																																																$ 56,758
Debt conversion per share																																																$ 0.08
Shares Issued Fifty Three [Member]
Shares issued for conversion of convertible debt																																															478,859
Debt principal balance																																															$ 30,000
Debt interest amount																																															$ 2,467
Debt conversion per share																																															$ 0.07
Shares Issued Fifty Four [Member]
Shares issued for conversion of convertible debt																																														368,867
Debt principal balance																																														$ 23,000
Debt interest amount																																														$ 1,013
Debt conversion per share																																														$ 0.07
Shares Issued Fifty Five [Member]
Shares issued for conversion of convertible debt																																													789,227
Debt principal balance																																													$ 63,000
Debt conversion per share																																													$ 0.08
Shares Issued Fifty Six [Member]
Shares issued for conversion of convertible debt																																												429,806
Debt principal balance																																												$ 25,000
Debt interest amount																																												$ 2,078
Debt conversion per share																																												$ 0.06
Shares Issued Fifty Seven [Member]
Shares issued for conversion of convertible debt																																										402,121
Debt principal balance																																										$ 25,000
Debt interest amount																																										$ 1,178
Debt conversion per share																																										$ 0.07
Shares Issued Fifty Eight [Member]
Shares issued for conversion of convertible debt																																									434,311
Debt principal balance																																									$ 25,200
Debt interest amount																																									$ 2,162
Debt conversion per share																																									$ 0.06
Shares Issued Fifty Nine [Member]
Shares issued for conversion of convertible debt																																								398,854
Debt principal balance																																								$ 25,200
Debt interest amount																																								$ 1,372
Debt conversion per share																																								$ 0.07
Shares Issued Sixty [Member]
Shares issued for conversion of convertible debt																																							630,384
Debt principal balance																																							$ 40,000
Debt interest amount																																							$ 4,581
Debt conversion per share																																							$ 0.07
Shares Issued Sixty One [Member]
Shares issued for conversion of convertible debt																																						345,396
Debt principal balance																																						$ 25,000
Debt interest amount																																						$ 1,233
Debt conversion per share																																						$ 0.08
Shares Issued Sixty Two [Member]
Shares issued for conversion of convertible debt																																						116,000
Debt principal balance																																						$ 7,500
Debt interest amount																																						$ 875
Debt conversion per share																																						$ 0.07
Shares Issued Sixty Three [Member]
Shares issued for conversion of convertible debt																																					353,259
Debt principal balance																																					$ 30,000
Debt interest amount																																					$ 1,793
Debt conversion per share																																					$ 0.09
Shares Issued Sixty Four [Member]
Shares issued for conversion of convertible debt																																				492,407
Debt principal balance																																				$ 40,000
Debt interest amount																																				$ 2,130
Debt conversion per share																																				$ 0.09
Shares Issued Sixty Five [Member]
Shares issued for conversion of convertible debt																																	314,571
Debt principal balance																																	$ 22,500
Debt interest amount																																	$ 2,650
Debt conversion per share																																	$ 0.08
Shares Issued Sixty Six [Member]
Shares issued for conversion of convertible debt																																285,962
Debt principal balance																																$ 20,000
Debt interest amount																																$ 1,276
Debt conversion per share																																$ 0.07
Shares Issued Sixty Seven [Member]
Shares issued for conversion of convertible debt																														571,977
Debt principal balance																														$ 40,000
Debt interest amount																														$ 4,986
Debt conversion per share																														$ 0.08
Shares Issued Sixty Eight [Member]
Shares issued for conversion of convertible debt																													351,782
Debt principal balance																													$ 25,000
Debt interest amount																													$ 1,173
Debt conversion per share																													$ 0.07
Shares Issued Sixty Nine [Member]
Shares issued for conversion of convertible debt																													296,111
Debt principal balance																													$ 20,000
Debt interest amount																													$ 1,320
Debt conversion per share																													$ 0.07
Shares Issued Seventy [Member]
Shares issued for conversion of convertible debt																												1,011,480
Debt principal balance																												$ 60,000
Debt interest amount																												$ 4,027
Debt conversion per share																												$ 0.06
Shares Issued Seventy One [Member]
Shares issued for conversion of convertible debt																											760,980
Debt principal balance																											$ 40,000
Debt interest amount																											$ 5,012
Debt conversion per share																											$ 0.06
Shares Issued Seventy Two [Member]
Shares issued for conversion of convertible debt																										493,526
Debt principal balance																										$ 28,000
Debt interest amount																										$ 1,375
Debt conversion per share																										$ 0.06
Shares Issued Seventy Three [Member]
Shares issued for conversion of convertible debt																									507,945
Debt principal balance																									$ 27,000
Debt interest amount																									$ 1,343
Debt conversion per share																									$ 0.06
Shares Issued Seventy Four [Member]
Shares issued for conversion of convertible debt																									989,712
Debt principal balance																									$ 50,000
Debt interest amount																									$ 3,444
Debt conversion per share																									$ 0.05
Shares Issued Seventy Five [Member]
Shares issued for conversion of convertible debt																								1,173,828
Debt principal balance																								$ 60,000
Debt interest amount																								$ 7,906
Debt conversion per share																								$ 0.06
Shares Issued Seventy Six [Member]
Shares issued for conversion of convertible debt																							495,473
Debt principal balance																							$ 25,000
Debt interest amount																							$ 1,756
Debt conversion per share																							$ 0.05
Shares Issued Seventy Seven [Member]
Shares issued for conversion of convertible debt																						527,637
Debt principal balance																						$ 28,000
Debt interest amount																						$ 1,442
Debt conversion per share																						$ 0.06
Shares Issued Seventy Eight[Member]
Shares issued for conversion of convertible debt																					964,609
Debt principal balance																					$ 50,000
Debt interest amount																					$ 2,089
Debt conversion per share																					$ 0.05
Shares Issued Seventy Nine [Member]
Shares issued for conversion of convertible debt																				504,251
Debt principal balance																				$ 27,000
Debt interest amount																				$ 1,450
Debt conversion per share																				$ 0.06
Shares Issued Eighty [Member]
Shares issued for conversion of convertible debt																			912,659
Debt principal balance																			$ 50,000
Debt interest amount																			$ 2,916
Debt conversion per share																			$ 0.06
Shares Issued Eighty One [Member]
Shares issued for conversion of convertible debt																		506,649
Debt principal balance																		$ 25,000
Debt interest amount																		$ 1,386
Debt conversion per share																		$ 0.05
Shares Issued Eighty Two [Member]
Shares issued for conversion of convertible debt																	1,088,658
Debt principal balance																	$ 50,000
Debt interest amount																	$ 2,256
Debt conversion per share																	$ 0.05
Shares Issued Eighty Three [Member]
Shares issued for conversion of convertible debt																581,358
Debt principal balance																$ 20,000
Debt interest amount																$ 929
Debt conversion per share																$ 0.04
Shares Issued Eighty Four [Member]
Shares issued for conversion of convertible debt															841,095
Debt principal balance															$ 30,000
Debt interest amount															$ 1,289
Debt conversion per share															$ 0.04
Shares Issued Eighty Five [Member]
Shares issued for conversion of convertible debt													1,560,232
Debt principal balance													$ 50,000
Debt interest amount													$ 3,750
Debt conversion per share													$ 0.03
Shares Issued Eighty Six [Member]
Shares issued for conversion of convertible debt												1,062,747
Debt principal balance												$ 35,000
Debt interest amount												$ 3,259
Debt conversion per share												$ 0.04
Shares Issued Eighty Seven [Member]
Shares issued for conversion of convertible debt											686,183
Debt principal balance											$ 25,000
Debt interest amount											$ 526
Debt conversion per share											$ 0.04
Shares Issued Eighty Eight [Member]
Shares issued for conversion of convertible debt										768,274
Debt principal balance										$ 30,000
Debt interest amount										$ 723
Debt conversion per share										$ 0.04
Shares Issued Eighty Nine [Member]
Shares issued for conversion of convertible debt									527,577
Debt principal balance									$ 20,000
Debt interest amount									$ 2,000
Debt conversion per share									$ 0.04
Shares Issued Ninety [Member]
Shares issued for conversion of convertible debt								957,891
Debt principal balance								$ 33,500
Debt interest amount								$ 3,283
Debt conversion per share								$ 0.04
Shares Issued Ninety One [Member]
Shares issued for conversion of convertible debt							1,045,422
Debt principal balance							$ 33,000
Debt interest amount							$ 3,381
Debt conversion per share							$ 0.03
Shares Issued Ninety Two [Member]
Shares issued for conversion of convertible debt						1,002,102
Debt principal balance						$ 35,000
Debt interest amount						$ 1,035
Debt conversion per share						$ 0.04
Shares Issued Ninety Three [Member]
Shares issued for conversion of convertible debt					1,015,377
Debt principal balance					$ 32,000
Debt interest amount					$ 3,335
Debt conversion per share					$ 0.03
Shares Issued Ninety Four [Member]
Shares issued for conversion of convertible debt				1,111,686
Debt principal balance				$ 35,000
Debt interest amount				$ 3,687
Debt conversion per share				$ 0.03
Shares Issued Ninety Five [Member]
Shares issued for conversion of convertible debt			1,003,146
Debt principal balance			$ 35,000
Debt interest amount			$ 1,135
Debt conversion per share			$ 0.04
Shares Issued Ninety Six [Member]
Shares issued for conversion of convertible debt		703,757
Debt principal balance		$ 20,000
Debt interest amount		$ 2,098
Debt conversion per share		$ 0.03
Warrants [Member]
Common stock, par value
Number of warrants outstanding																																																																																																																																																													29,517						29,517			149,517				12,000
Per Hour [Member]
Consulting fee																																											$ 950
Chief Executive Officer [Member]
Number of options granted																																																																																																																																																					286,000
Granted exercise price																																																																																																																																																					$ 7.50
Share based compensation arrangement by share based payment award options grant date fair value																																																																																																																																																					$ 1,962,440
Non-executive Director [Member]
Number of options granted																																																																																																																																																					286,000
Consultant [Member]
Consulting expenses																																																																																																																																																																							95,000
Number of common shares issued for services																																																																																									100,000						100,000																																																	36,000		8,480	349,800				36,000
Number of common shares issued for services, value																																																																																																																																																			$ 88,000
Loss on settlement of debt																																																																																																																																																			$ 94,400
Share issued price per share																																																																																															$ 0.95																																																	$ 2.60		$ 3.75	$ 3.98
Consulting fee																																																																																															$ 7,500
Consultant [Member] | One - Year Period [Member]
Consulting expenses																																																																																																																																																											$ 46,500												11,593	$ 34,907
Number of common shares issued for services																																																																																																																																																						6,000					6,000
Share issued price per share																																																																																																																																																											$ 7.75
Number of common shares issued																																																																																																																																																											4,400
Consultant [Member] | Nine-Month Period [Member]
Consulting expenses																																																																																																																																																																								28,305
Number of common shares issued for services																																																																																																																																																								4,000	4,000	8,480
Number of common shares issued for services, value																																																																																																																																																									$ 26,000
Share issued price per share																																																																																																																																																									$ 6.50
Consultant [Member] | Nine-Month Period One [Member]
Consulting expenses																																																																																																																																																																							8,279	$ 17,271
Consultant One [Member] | One - Year Period [Member]
Number of common shares issued for services																																																																																																																																																											1,600
Third Party [Member]
Consulting expenses																																																																																																																																																																							75,000
Number of common shares issued for services																																																																																																																			30,000
Number of common shares issued for services, value																																																																																																																			$ 75,000																		$ 12,500
Share issued price per share																																																																																																																			$ 2.50
Consulting fee																																																																																																																																					22,500
Payments for fees																																																																																																																																					10,000
Third Party [Member] | September 2016 Service [Member]
Accrued professional fees																																																																																																																																					$ 20,500
Consulting Services [Member] | Third Party [Member]
Consulting expenses																																																																																																																																																																		$ 30,000					30,000
Number of common shares issued for services																															234,375																																																											30,000																		7,500																																																										15,000
Number of common shares issued for services, value																																																																																										$ 15,000																																																																												$ 16,050
Loss on settlement of debt	$ 68,438																																																																																																																					$ 63,750
Share issued price per share																																																																																									$ 0.50	$ 0.50																												$ 2.63																																												$ 2.63										$ 0.42
Related party payable percentage																																																																																																																					50.00%
Common stock shares percentage																																																																																																																					50.00%
Consulting Services [Member] | Third Party [Member] | February 1, 2017 through July 31, 2017 [Member]
Consulting expenses																																																																																							$ 30,000																																																																																$ 25,000
Number of common shares issued for services																															234,375
Number of restricted shares issued																															500,000
Consulting Services [Member] | Third Party [Member] | August 1, 2017 through January31, 2018 [Member]
Consulting expenses																																		$ 30,000																																																																																																																																				$ 30,000
Number of common shares issued for services																															234,375
Loss on settlement of debt																																			$ 2,813
Share issued price per share																																			$ 0.14
Consulting Agreement [Member] | Consultant [Member]
Accrued professional fees																																																																																																																																																				$ 100,000								$ 60,000
Number of common shares issued for services																																																																																																																																																				40,000								24,000
Number of common shares issued for services, value																																																																																																																																																				$ 100,000								$ 60,000
Additional shares to be issued for forgiveness of consulting fees																																																																																																																																																												24,000
Additional shares to be issued for forgiveness of consulting fees, value																																																																																																																																																												$ 95,400
Consulting Agreement [Member] | Consultant [Member] | Retainer Payable [Member]
Accrued professional fees																																																																																																																																																				10,000
Consulting Agreement [Member] | Consultant [Member] | Payable for Reports [Member]
Accrued professional fees																																																																																																																																																				$ 90,000
July Letter Agreement [Member] | Warrants [Member]
Number of warrants issued for purchase of common stock																																																																																																																																																																															104,762
Warrant exercise price per share																																																																																																																																																																															$ 3.00
Number of warrant of shares, value																																																																																																																																																																															$ 314,286
August Letter Agreement [Member] | Warrants [Member]
Number of warrants issued for purchase of common stock																																																																																																																																																	50,000																													960,000
Warrant exercise price per share																																																																																																																																																	$ 3.00
Number of warrant of shares, value																																																																																																																																																	$ 150,000
Number of warrants outstanding																																																																																																																																																																														800,000
Warrants expected term																																																																																																																																																	5 months																													5 months
Loss on cancellation of warrants or rights																																																																																																																																																	$ 37,500
August Letter Agreement [Member] | Warrants [Member] | Maximum [Member]
Warrant exercise price per share																																																																																																																																																																														$ 5.00
August Letter Agreement [Member] | Warrants [Member] | Minimum [Member]
Warrant exercise price per share																																																																																																																																																																														$ 3.00
August Letter Agreement [Member] | Warrants One [Member]
Number of warrants issued for purchase of common stock																																																																																																																																																																														160,000
Warrant exercise price per share																																																																																																																																																																														$ 25.00
Warrants expected term																																																																																																																																																																														2 years
November Agreement [Member] | Warrants [Member]
Number of warrants issued for purchase of common stock																																																																																																																																				12,000
Warrant exercise price per share																																																																																																																																				$ 2.88
Warrant repricing expenses																																																																																																																																				$ 3,299
November Agreement [Member] | Warrants [Member] | AUD [Member]
Warrant exercise price per share																																																																																																																																				$ 3.75
December Letter Agreement [Member] | Warrants [Member]
Number of warrants issued for purchase of common stock																																																																																																																															104,000
Warrant exercise price per share																																																																																																																															$ 12.50
Fair value of warrants																																																																																																																															$ 910,178
Series A Preferred Stock [Member]
Preferred stock, shares authorized																																																																																																																																																													500,000						500,000			500,000
Preferred stock, par value																																																																																																																																																													$ 0.01						$ 0.01			$ 0.01											$ 0.01
Preferred stock, shares designated																																																																																																																																																																																	500,000
Preferred stock, shares issued																																																																																																																																																													500,000						500,000			500,000
Preferred stock, shares outstanding																																																																																																																																																													500,000						500,000			500,000
Number of common shares issued for services
Number of common shares issued for services, value
Series B Preferred Stock [Member]
Preferred stock, shares authorized																																																																																																																																																													5						5			5
Preferred stock, par value																																																																																																																																																													$ 0.01						$ 0.01			$ 0.01										$ 0.01
Preferred stock, shares designated																																																																																																																																																																																5
Preferred stock, shares issued																																																																																																																																																													1						1			1
Preferred stock, shares outstanding																																																																																																																																																													1						1			1
Number of common shares issued for services
Number of common shares issued for services, value